Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	87 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Multi-Manager International Equity Strategies Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	14.81%	10.39%	7.53%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	13.87%	10.15%	6.70%